Carrying Amounts and Fair Value of Financial Instruments (Fair value measurements, recurring basis) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Securities, Available For Sale	$ 589,324,401	$ 414,644,840
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Securities, Available For Sale	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Securities, Available For Sale	589,324,401	414,644,840
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Securities, Available For Sale	0
Student loan pools [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Securities, Available For Sale	0
Student loan pools [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Securities, Available For Sale	61,081,465	40,231,830
Student loan pools [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Securities, Available For Sale	0
Taxable Municipal Bonds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Securities, Available For Sale	0
Taxable Municipal Bonds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Securities, Available For Sale	48,348,455	14,840,410
Taxable Municipal Bonds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Securities, Available For Sale	0
Collateralized Mortgage Backed Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Securities, Available For Sale	0
Collateralized Mortgage Backed Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Securities, Available For Sale	277,773,014	200,438,007
Collateralized Mortgage Backed Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Securities, Available For Sale	0
Nontaxable Municipal Bonds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Securities, Available For Sale	0
Nontaxable Municipal Bonds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Securities, Available For Sale	48,816,442	47,241,494
Nontaxable Municipal Bonds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Securities, Available For Sale	0
SBA Bonds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Securities, Available For Sale	0
SBA Bonds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Securities, Available For Sale	153,305,025	$ 111,893,099
SBA Bonds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Securities, Available For Sale	$ 0